UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration LLC.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  11/30/2011

Date of reporting period: 11/30/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

November 30, 2011

Compass EMP Mutual Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

Compass EMP Funds’ Annual Portfolio Manager Report

Ending November 30, 2011

By: Stephen M. Hammers, CIMA®

Chief Investment Officer

Compass EMP Multi-Asset Balanced Fund – Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

Correlation among asset classes has remained relatively high since 2008. The markets moving together have been certainly no exception in 2011 in terms of volatility.  Investors are concerned about the future as it relates to global economic growth, excessive debt and spending in the United States and abroad.  As prudent investors, we must all be aware of the potential decline that could result.

The volatility ending November 2011 has been elevated compared to historical levels. The S&P 500 (U.S. stocks), 12 months ending November 30, 2011, seemed to find its way back to a 7.83% return while the MSCI EAFE (International stocks) and the broad market Barclay Hedge Fund Index fell -3.65% and –2.16% respectively. A good example of volatility of the markets in 2011 came in August through November.  By August 3rd the MSCI World Stock Index had fallen -3.47% since December 1, 2010 and the Compass EMP Alternative Strategies Fund (A Shares at NAV), for example had increase 6.31% over the same time frame. By September 22nd the MSCI World Stock Index was down -6.67% since December 1, 2010, which was at its lowest for the previous 12 months. The Compass EMP Alternative Strategies Fund had increased 2.51% over the same time frame.  The future seemed dim for the broad markets until October rolled around, when the S&P 500 increased 10.93%, the best performing month since 1974.

Due to the high correlation of stocks, commodities, REITs and currencies, the Funds had relatively high correlation to the MSCI World Stock Index prior to June 2011.  Global stocks, commodities, and many other asset classes reached their high point in late April.  The Funds began to decline during May and June along with global stocks and commodities, at which time the Funds began hedging downside risk and forcing low correlation.  By the middle of July, all twelve (12) of the Funds’ global stock markets were held short in attempt to hedge volatility and downside risks. The Compass EMP Funds also began hedging the downside risk of commodities in June, July and August forcing low correlation compared to the commodity markets.  Approximately 15 of the Funds’ 20 most liquid commodity markets were eventually short by the end of August.  Through mid-August the Compass EMP Funds had successfully reduced the bulk of the decline in the broader growth markets.  The correlation of the Compass EMP Funds to global stocks, commodities, etc. had rapidly declined by late August.  During September, investors continued to sell out of risky assets and flood to “safe” assets, such as the U.S. Dollar.  The Compass EMP Funds began to short 6 of the 7 most liquid global currencies versus the U.S. dollar.  As of late September the U.S. Dollar was one of the strongest global currencies, with the Japanese Yen being the only currency long versus the U.S. Dollar.  As of mid to late September, the Compass EMP Funds were in full hedge mode.  The correlation of the Compass EMP Alternative Strategies Fund was negative compared to long only assets. The Balanced and Growth Funds had a low correlation to the broad markets.  The Funds began to increase in late September while the global stock markets continued their decline. Through October 4, the Alternative Strategies Fund had only declined -1.85% year to date compared to -14.14% for the MSCI World Stock Index and -12.60% for the S&P 500.

Due to the media hype over the potential rescue of Greece (which has proven to be mere market noise), U.S. stocks and international stocks had their best performing month in almost 36 years during October.  As a result of being in hedge mode, the Funds declined anywhere from -1% to -6% during the month of October.  After a broad sell-off in early November, giving back most of October’s gains for the markets, late November saw the equity markets rally again. The last week of November was the best performing week since 1932 for the S&P 500.

Despite periods of excessively high volatility for the broad markets, the Compass EMP Funds managed to produce 60% to 90% less volatility, depending on the Fund, compared to the S&P 500 Index. For the 12 months ending November 30, 2011, the Compass EMP Funds had performed (A Share at NAV) as follows compared to the broad market indices:

Compass EMP Multi-Asset Balanced Fund

1.40%

Compass EMP Multi-Asset Growth Fund

0.08%

Compass EMP Alternative Strategies Fund

0.17%

S&P 500 Index

 7.83%
MSCI EAFE Index

-3.62%
Barclay Hedge Fund Index

-2.16%
Barclay Hedge Fund of Fund Index

               -3.65%

As we approach the end of the year, the Compass EMP Funds are proving themselves as true alternative funds that have an objective of forcing negative correlation when appropriate. Please remember, due to our vast amount of diversification and our ability to hedge downside risks, the Compass EMP Funds are not designed to track any specific index.

Thank you for your trust!

* Fund performance is based on the Class A shares without sales charges. Investments in mutual funds involve risks. Past performance does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Investing in real estate/REITS involves special risks such as potential illiquidity and may not be suitable for all investors. Investments in international companies could experience greater volatility than investments in domestic companies due to socio-economic, market and currency value instability. Alternative investments may have additional risks that can exceed those of traditional investments such as risks associated with leveraging the investment, potential adverse market forces, regulatory changes and potential liquidity. The individual ETFs will not be able to replicate exactly the performance of the indices or sector they track. The Funds may have liquidity risk in that the Manager may not be able to acquire or sell Underlying securities held by the Funds at a price that is acceptable to the Manager. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Please consider the Funds’ investment objectives, risks, and charges carefully before investing. This and other important information about the Compass EMP Funds can be found in the Funds’ current prospectus, which may be obtained by calling your Financial Advisor or shareholder services at 1-888-944-4367. Please read the prospectus carefully before investing. The Compass EMP Funds are distributed by Matrix Capital Group, Inc., New York, NY 10017.

Compass EMP Multi-Asset Balanced Fund asset allocation as of November 30, 2011 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

Global Bond Hedge L/S
27.5%
Cash - 5.0%
US Stocks - 5.7%
Int'l Stocks - 4.3%
Int'l Emg Mkts - 1.4%
Equity Hedge L/S - 5.7%
Commodity L/S - 5.7%
Managed Futures - 5.7%
Currency L/S - 5.7%
US REIT Hedge
2.9%
Int'l REIT Hedge
2.9%
US Bonds
27.5%

The percentages above may not equal 100% due to rounding.

Compass EMP Multi-Asset Growth Fund asset allocation as of November 30, 2011 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

US REIT Hedge
7.0%
Int'l REIT Hedge
7.0%
Cash
3.0%
US Stocks
13.9%
Int'l Stocks
10.4%
Int'l Emg Mkts
3.5%
Equity Hedge L/S
13.9%
Commodity L/S
13.9%
Managed Futures
13.9%
Currency L/S
13.9%

The percentages above may not equal 100% due to rounding.

Compass EMP Alternative Strategies Fund asset allocation as of November 30, 2011 (Unaudited)
Note: each asset class is represented by an enhanced and/or traditional indexed exchange traded funds (ETFs) and/or future contracts.

(as a percentage of portfolio holdings)

Global Bond Hedge L/S
17.0%
Cash - 3.0%
Equity Hedge L
16.0%
Commodity L/S
16.0%
Managed Futures
16.0%
Currency L/S
16.0%
US REIT Hedge - 8.0%
Int'l REIT Hedge - 8.0%

The percentages above may not equal 100% due to rounding.

COMPASS EMP MUTUAL FUNDS

November 30, 2011 (Unaudited)                                                      ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP MULTI-ASSET BALANCED FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX AND THE BARCLAY HEDGE FUND OF FUNDS INDEX

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$14,708
$13,093
$12,340
$10,913
12/31/2008
2/28/2009
5/31/2009
8/31/2009
11/30/2009
2/28/2010
5/31/2010
8/31/2010
11/30/2010
2/28/2011
5/31/2011
8/31/2011
11/30/2011
Class A with Sales Charge
Class A without Sales Charge
S&P 500 Total Return Index
Barclay Hedge Fund of Funds Index

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through November 30, 2011
Class A	Without sales charge	1.40%	9.68%
	With sales charge	(4.44)%	7.48%
Class C		0.65%	8.90%
Class T	Without sales charge	1.10%	2.77%
	With sales charge	(2.45)%	0.88%
S&P 500 Total Return Index		7.83%	14.15%
Barclay Hedge Fund of Funds Index		(3.65)%	3.04%

(1)

The Compass EMP Multi-Asset Balanced Fund Class A and Class C shares commenced operations on December 31, 2008.  The Compass EMP Multi-Asset Balanced Fund Class T shares commenced operations on December 30, 2009.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Multi-Asset Balanced Fund Class A shares versus the S&P 500 Total Return Index and the Barclay Hedge Fund of Funds Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 securities listed on various exchanges, representing the performance of the stock market generally.  The Barclay Hedge Fund of Funds Index is a measure of the average return of all Fund of Funds (FoFs) hedge funds in the Barclay database.  The index is simply the arithmetic average of the net returns of all the FoFs that have reported in that period.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Barclay Hedge Fund of Funds Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Compass EMP Multi-Asset Balanced Fund, which will not invest in certain securities comprising these indices.

COMPASS EMP MUTUAL FUNDS

November 30, 2011 (Unaudited)                                                      ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP MULTI-ASSET GROWTH FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX, THE BARCLAY HEDGE FUND INDEX AND THE BARCLAY HEDGE FUND OF FUNDS INDEX

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
12/31/2008
2/28/2009
5/31/2009
8/31/2009
11/30/2009
2/28/2010
5/31/2010
8/31/2010
11/30/2010
2/28/2011
5/31/2011
8/31/2011
11/30/2011
$14,708
$13,042
$12,899
$12,158
$10,913
Class A with Sales Charge
Class A without Sales Charge
S&P 500 Total Return Index
Barclay Hedge Fund Index
Barclay Hedge Fund of Funds Index

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through November 30, 2011
Class A	Without sales charge	0.08%	9.13%
	With sales charge	(5.67)%	6.93%
Class C		(0.71)%	8.25%
Class T	Without sales charge	(0.23)%	1.23%
	With sales charge	(3.73)%	(0.64)%
S&P 500 Total Return Index		7.83%	14.15%
Barclay Hedge Fund Index		(2.16)%	9.53%
Barclay Hedge Fund of Funds Index		(3.65)%	3.04%

(1)

The Compass EMP Multi-Asset Growth Fund Class A and Class C shares commenced operations on December 31, 2008.  The Compass EMP Multi-Asset Growth Fund Class T shares commenced operations on December 30, 2009.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Multi-Asset Growth Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 securities listed on various exchanges, representing the performance of the stock market generally.  The Barclay Hedge Fund Index is a measure of the average return of all hedge funds in the Barclay database.  The index is simply the arithmetic average of the net returns of all the hedge funds that have reported in the period.  The Barclay Hedge Fund of Funds Index is a measure of the average return of all Fund of Funds (FoFs) hedge funds in the Barclay database.  The Index is simply the arithmetic average of the net returns of all the FoFs that have reported in that period.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, the Barclay Hedge Fund Index and the Barclay Hedge Fund of Funds Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Compass EMP Multi-Asset Growth Fund, which will not invest in certain securities comprising this index.

COMPASS EMP MUTUAL FUNDS

November 30, 2011 (Unaudited)                                                      ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE COMPASS EMP ALTERNATIVE STRATEGIES FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX AND THE BARCLAY HEDGE FUND INDEX AND THE BARCLAY HEDGE FUND OF FUNDS INDEX

$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
12/30/2009
2/28/2010
5/31/2010
8/31/2010
11/30/2010
2/28/2011
5/31/2011
8/31/2011
11/30/2011
$11,514
$10,540
$10,388
$9,899
$9,790
Class A with Sales Charge
Class A without Sales Charge
S&P 500 Total Return Index
Barclay Hedge Fund Index
Barclay Hedge Fund of Funds Index

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through November 30, 2011
Class A	Without sales charge	0.17%	2.00%
	With sales charge	(5.59)%	(1.10)%
Class C		(0.61)%	1.18%
Class T	Without sales charge	(0.07)%	1.72%
	With sales charge	(3.57)%	(0.15)%
S&P 500 Total Return Index		7.83%	7.63%
Barclay Hedge Fund Index		(2.16)%	2.78%
Barclay Hedge Fund of Funds Index		(3.65)%	(0.53)%

(2)

The Compass EMP Alternative Strategies Fund Class A, Class C and Class T shares commenced operations on December 30, 2009.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling 1-888-944-4367.

The above graph depicts the performance of the Compass EMP Alternative Strategies Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 securities listed on various exchanges, representing the performance of the stock market generally.  The Barclay Hedge Fund Index is a measure of the average return of all hedge funds in the Barclay database.  The index is simply the arithmetic average of the net returns of all the hedge funds that have reported in the period.  The Barclay Hedge Fund of Funds Index is a measure of the average return of all Fund of Funds (FoFs) hedge funds in the Barclay database.  The Index is simply the arithmetic average of the net returns of all the FoFs that have reported in that period.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, Barclay Hedge Fund Index and the Barclay Hedge Fund of Funds Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Compass EMP Alternative Strategies Fund, which will not invest in certain securities comprising these indices.

COMPASS EMP MUTUAL FUNDS                                                         ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 06/01/11 through 11/30/11.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses.  You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Funds’ prospectus.

Compass EMP Multi-Asset Balanced Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/11	Ratio For the Period	Value 11/30/11	During the Period(1)
Actual Fund Return (in parentheses)
Class A (-3.70%)	$ 1,000.00	1.15%	$ 963.00	$ 5.66
Class C (-4.05%)	1,000.00	1.90%	959.50	9.33
Class T (-3.87%)	1,000.00	1.40%	961.30	6.88
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/11	Ratio For the Period	Value 11/30/11	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.15%	1,019.30	5.82
Class C	1,000.00	1.90%	1,015.50	9.60
Class T	1,000.00	1.40%	1,018.00	7.08

Compass EMP Multi-Asset Growth Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/11	Ratio For the Period	Value 11/30/11	During the Period(1)
Actual Fund Return (in parentheses)
Class A (-11.29%)	$ 1,000.00	1.45%	$ 887.10	$ 6.86
Class C (-11.58%)	1,000.00	2.20%	884.20	10.39
Class T (-11.43%)	1,000.00	1.70%	885.70	8.04
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/11	Ratio For the Period	Value 11/30/11	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.80	7.33
Class C	1,000.00	2.20%	1,014.00	11.11
Class T	1,000.00	1.70%	1,016.50	8.59

COMPASS EMP MUTUAL FUNDS                                                         ANNUAL REPORT

Information About Your Funds’ Expenses (Unaudited) (Continued)

Compass EMP Alternative Strategies Fund

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/11	Ratio For the Period	Value 11/30/11	During the Period(1)
Actual Fund Return (in parentheses)
Class A (-8.95%)	$ 1,000.00	1.45%	$ 910.50	$ 6.94
Class C (-9.28%)	1,000.00	2.20%	907.20	10.52
Class T (-8.98%)	1,000.00	1.70%	910.20	8.14
	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value 06/01/11	Ratio For the Period	Value 11/30/11	During the Period(1)
Hypothetical 5% Return
Class A	1,000.00	1.45%	1,017.80	7.33
Class C	1,000.00	2.20%	1,014.00	11.11
Class T	1,000.00	1.70%	1,016.50	8.59

(1) Expenses are equal to the Funds’ annualized expense ratios of 1.15% 1.90%, 1.40% for the Compass EMP Multi-Asset Balanced Fund Class A, Class C and Class T shares, respectively; 1.45%, 2.20% and 1.70% for the Compass EMP Multi-Asset Growth Fund Class A, Class C and Class T shares, respectively; and 1.45%, 2.20% and 1.70% for the Compass EMP Alternative Strategies Fund Class A, Class C and Class T shares, respectively; multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-944-4367.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectus dated April 1, 2011 were as follows:
Compass EMP Multi-Asset Balanced Fund Class A, gross of fee waivers or expense reimbursements	1.70%
Compass EMP Multi-Asset Balanced Fund Class A, after waiver and reimbursement	1.53%
Compass EMP Multi-Asset Balanced Fund Class C, gross of fee waivers or expense reimbursements	2.45%
Compass EMP Multi-Asset Balanced Fund Class C, after waiver and reimbursement	2.28%
Compass EMP Multi-Asset Balanced Fund Class T, gross of fee waivers or expense reimbursements	1.95%
Compass EMP Multi-Asset Balanced Fund Class T, after waiver and reimbursement	1.78%
Compass EMP Multi-Asset Growth Fund Class A, gross of fee waivers or expense reimbursements	2.47%
Compass EMP Multi-Asset Growth Fund Class A, after waiver and reimbursement	1.99%
Compass EMP Multi-Asset Growth Fund Class C, gross of fee waivers or expense reimbursements	3.22%
Compass EMP Multi-Asset Growth Fund Class C, after waiver and reimbursement	2.74%
Compass EMP Multi-Asset Growth Fund Class T, gross of fee waivers or expense reimbursements	2.72%
Compass EMP Multi-Asset Growth Fund Class T, after waiver and reimbursement	2.24%
Compass EMP Alternative Strategies Fund Class A, gross of fee waivers or expense reimbursements	4.81%
Compass EMP Alternative Strategies Fund Class A, after waiver and reimbursement	2.05%
Compass EMP Alternative Strategies Fund Class C, gross of fee waivers or expense reimbursements	5.56%
Compass EMP Alternative Strategies Fund Class C, after waiver and reimbursement	2.80%
Compass EMP Alternative Strategies Fund Class T, gross of fee waivers or expense reimbursements	5.06%
Compass EMP Alternative Strategies Fund Class T, after waiver and reimbursement	2.30%

Compass Efficient Model Portfolios, LLC (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, 12b-1 distribution plan and extraordinary expenses) at 0.90% for the Compass EMP Multi-Asset Balanced Fund’s average daily net assets; at 1.20% for the Compass EMP Multi-Asset Growth Fund’s and the Compass EMP Alternative Strategies Fund’s average daily net assets through October 31, 2012.  Total Gross Operating Expenses during the year ended November 30, 2011 were 1.22% for Class A, 1.97% for Class C and 1.47% for Class T of the Compass EMP Multi-Asset Balanced Fund.  Total Gross Operating Expenses during the year ended November 30, 2011 were 1.68% for Class A, 2.43% for Class C and 1.93% for Class T of the Compass EMP Multi-Asset Growth Fund.  Total Gross Operating Expenses during the year ended November 30, 2011 were 1.45% for Class A, 2.20% for Class C and 1.70% for Class T of the Compass EMP Alternative Strategies Fund.   Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the year ended November 30, 2011.

COMPASS EMP FUNDS		ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - November 30, 2011

	Shares	Value
EXCHANGE-TRADED FUNDS - (58.09%)

Debt Funds - (42.76%)
iShares Barclays 3-7 Year Treasury Bond Fund	123,661	$ 15,016,155
iShares Barclays Intermediate Credit Bond Fund	140,874	14,955,184
PIMCO Enhanced Short Maturity Strategy Fund (a)	173,216	17,378,034
		47,349,373
Equity Funds - (12.26%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	76,593	2,591,907
PowerShares FTSE RAFI Emerging Markets Portfolio	40,202	855,097
PowerShares FTSE RAFI US 1000 Portfolio	46,333	2,504,762
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	14,431	862,397
S&P 500 ETF Trust	20,084	2,512,709
WisdomTree DEFA Fund	60,258	2,559,157
WisdomTree Emerging Markets Equity Income Fund	16,084	842,641
WisdomTree SmallCap Earnings Fund	16,963	840,686
		13,569,356
Real Estate Funds - (3.07%)
iShares Cohen & Steers Realty Majors Index Fund	12,375	837,416
iShares Dow Jones US Real Estate Index Fund	15,217	839,065
SPDR Dow Jones International Real Estate ETF	25,167	861,718
WisdomTree Global ex-US Real Estate Fund	35,465	865,346
		3,403,545
TOTAL EXCHANGE-TRADED FUNDS (Cost $63,746,782)		64,322,274

SHORT-TERM INVESTMENTS - (37.51%)
Fidelity Institutional Money Market Portfolio - 0.13% * (a)	41,540,281	41,540,281
TOTAL SHORT-TERM INVESTMENTS (Cost $41,540,281)		41,540,281

Total Investments (Cost $105,287,063) - 95.60%		$ 105,862,555

Other Assets in Excess of Liabilities, Net - 4.40%		4,875,447

Net Assets - 100%		$ 110,738,002

* Rate shown represents the rate at November 30, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.
COMPASS EMP FUNDS			ANNUAL REPORT
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF FUTURES - November 30, 2011

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (-0.35%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.03%)
Gasoline RBOB Futures, January 2012	5	$ 537,264	$ (16,359)
Gold CMX Futures, February 2012	3	525,090	13,470
Lean Hogs Futures, February 2012	16	586,080	11,823
Live Cattle 2nd Futures, February 2012	11	543,840	4,169
Sugar #11 Futures, March 2012	20	530,656	(42,616)
		2,722,930	(29,513)

Currency Futures - (0.01%)
Japanese Yen Futures, December 2011	16	2,579,800	14,625

Fixed Income Futures - (-0.33%)
Canadian 10 Year Bond Futures, March 2012	32	4,142,616	(8,159)
Euro BOBL Futures, December 2011	25	4,119,755	(21,917)
Euro Bund Futures, December 2011	22	3,956,201	(101,134)
Long Gilt Futures, March 2012	20	3,562,311	(53,042)
SGX 10-Year Japanese Bond E-Mini Futures, December 2011	23	4,206,333	(29,795)
U.S. 10 Year Bond Futures, March 2012	29	3,750,969	(35,344)
U.S. 5 Year Bond Futures, March 2012	32	3,924,500	(10,250)
U.S. Long Bond Futures, March 2012	30	4,241,250	(113,906)
		31,903,935	(373,547)
Total Long Future Contracts		$ 37,206,665	$ (388,435)

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (0.34%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.09%)
Aluminum LME Futures, December 2011	9	$ 474,919	$ 10,800
Aluminum LME Futures, March 2012	11	582,175	(725)
Cocoa Futures, March 2012	22	507,100	56,760
Coffee "C" Futures, March 2012	7	621,863	(10,238)
Copper Futures, March 2012	7	625,712	(39,638)
Corn 2nd Futures, March 2012	18	547,200	8,325
Cotton #2 Futures, March 2012	11	500,005	49,720
Crude Oil Futures, January 2012	6	602,160	13,740
Heating Oil Futures, January 2012	4	508,217	19,631
Natural Gas Futures, January 2012	16	568,000	(12,640)
Silver CMX Futures, March 2012	3	492,060	3,420
Soybean Futures, January 2012	9	509,062	32,175
Soybean Meal Futures, January 2012	18	525,960	14,040
Soybean Oil Futures, January 2012	18	534,600	17,064
Wheat Futures, March 2012	18	552,600	19,575
Zinc LME Futures, December 2011	11	571,588	(37,263)
Zinc LME Futures, March 2012	12	622,800	(41,925)
		9,346,021	102,821

Currency Futures - (0.22%)
Australian Dollar Futures, December 2011	26	2,662,140	11,180
British Pound Futures, December 2011	27	2,648,869	43,075
Canadian Dollar Futures, December 2011	27	2,646,270	13,230
Euro Futures, December 2011	15	2,519,250	60,188
New Zealand Dollar Futures, December 2011	34	2,646,900	29,400
Swiss Franc Futures, December 2011	19	2,602,050	86,275
		15,725,479	243,348

Equity Futures - (0.03%)
DAX Index Futures, December 2011	5	1,021,708	1,517
FTSE NEW 100 Futures, December 2011	11	948,218	(11,479)
HANG SENG Futures, December 2011	7	814,662	(17,751)
MSCI Taiwan Index Futures, December 2011	33	813,120	(9,900)
NASDAQ 100 E-Mini Futures, December 2011	11	504,900	5,910
S&P 500 E-Mini Futures, December 2011	14	872,200	(6,758)
S&P/TSX 60 IX Futures, December 2011	7	953,422	4,693
SGX Nikkei Futures, December 2011	15	814,523	30,214
SPI 200 Index Futures, December 2011	5	528,855	29,798
		7,271,608	26,244

COMPASS EMP FUNDS		ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - November 30, 2011

	Shares	Value
EXCHANGE-TRADED FUNDS - (53.08%)
Debt Fund - (16.90%)
PIMCO Enhanced Short Maturity Strategy Fund (a)	109,795	$ 11,015,271

Equity Funds - (28.99%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	106,452	3,602,336
PowerShares FTSE RAFI Emerging Markets Portfolio	56,786	1,207,838
PowerShares FTSE RAFI US 1000 Portfolio	64,395	3,481,194
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	19,986	1,194,363
S&P 500 ETF Trust	27,914	3,492,321
WisdomTree DEFA Fund	83,749	3,556,820
WisdomTree Emerging Markets Equity Income Fund	22,719	1,190,248
WisdomTree SmallCap Earnings Fund	23,492	1,164,264
		18,889,384
Real Estate Funds - (7.19%)
iShares Cohen & Steers Realty Majors Index Fund	17,040	1,153,097
iShares Dow Jones US Real Estate Index Fund	20,853	1,149,834
SPDR Dow Jones International Real Estate ETF	34,654	1,186,553
WisdomTree Global ex-US Real Estate Fund	48,835	1,191,574
		4,681,058
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,019,276)		34,585,713

SHORT-TERM INVESTMENTS - (38.79%)
Fidelity Institutional Money Market Portfolio - 0.13% * (a)	25,277,496	25,277,496
TOTAL SHORT-TERM INVESTMENTS - (Cost $25,277,496)		25,277,496

Total Investments (Cost $59,296,772) - 91.87%		$ 59,863,209

Other Assets in Excess of Liabilities, Net - 8.13%		5,299,182

Net Assets - 100%		$ 65,162,391

* Rate shown represents the rate at November 30, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.
COMPASS EMP FUNDS			ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF FUTURES - November 30, 2011

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (-0.10%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.06%)
Gasoline RBOB Futures, January 2012	7	$ 752,170	$ (22,903)
Gold CMX Futures, February 2012	4	700,120	17,960
Lean Hogs Futures, February 2012	23	842,490	16,996
Live Cattle 2nd Futures, February 2012	16	791,040	6,063
Sugar #11 Futures, March 2012	27	716,385	(58,497)
		3,802,205	(40,381)
Currency Futures - (0.03%)
Japanese Yen Futures, December 2011	23	3,708,463	21,363

Fixed Income Futures - (-0.07%)
Canadian 10 Year Bond Futures, March 2012	4	517,827	(1,020)
Euro BOBL Futures, December 2011	3	494,371	(2,580)
Euro Bund Futures, December 2011	3	539,482	(13,586)
Long Gilt Futures, March 2012	2	356,231	(5,304)
SGX 10-Year Japanese Bond E-Mini Futures, December 2011	3	548,652	(3,869)
U.S. 5 Year Bond Futures, March 2012	4	490,562	(1,281)
U.S. Long Bond Futures, March 2012	4	565,500	(15,188)
		3,512,625	(42,828)
Total Long Future Contracts		$ 11,023,293	$ (61,846)

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (0.84%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.25%)
Aluminum LME Futures, December 2011	14	$ 738,763	$ 16,800
Aluminum LME Futures, March 2012	15	793,875	(1,075)
Cocoa Futures, March 2012	31	714,550	79,970
Coffee "C" Futures, March 2012	9	799,538	(13,163)
Copper Futures, March 2012	9	804,487	(50,962)
Corn 2nd Futures, March 2012	24	729,600	11,100
Cotton #2 Futures, March 2012	16	727,280	72,320
Crude Oil Futures, January 2012	9	903,240	20,610
Heating Oil Futures, January 2012	6	762,325	29,447
Natural Gas Futures, January 2012	22	781,000	(17,380)
Silver CMX Futures, March 2012	5	820,100	5,700
Soybean Futures, January 2012	14	791,875	48,788
Soybean Meal Futures, January 2012	27	788,940	21,060
Soybean Oil Futures, January 2012	26	772,200	24,648
Wheat CBOT Futures, March 2012	25	767,500	27,187
Zinc LME Futures, December 2011	16	831,400	(54,200)
Zinc LME Futures, March 2012	16	830,400	(54,400)
		13,357,073	166,450
Currency Futures - (0.54%)
Australian Dollar Futures, December 2011	36	3,686,040	15,480
British Pound Futures, December 2011	37	3,629,931	59,663
Canadian Dollar Futures, December 2011	37	3,626,370	18,130
Euro Futures, December 2011	22	3,694,900	88,275
New Zealand Dollar Futures, December 2011	46	3,581,100	41,860
Swiss Franc Futures, December 2011	27	3,697,650	127,912
		21,915,991	351,320
Equity Futures - (0.05%)
DAX Index Futures, December 2011	7	1,430,391	2,123
FTSE NEW 100 Futures, December 2011	14	1,206,823	(14,610)
HANG SENG Futures, December 2011	10	1,163,803	(25,359)
MSCI Taiwan Index Futures, December 2011	48	1,182,720	(14,400)
NASDAQ 100 E-Mini Futures, December 2011	16	734,400	8,670
S&P 500 E-Mini Futures, December 2011	21	1,308,300	(9,385)
S&P/TSX 60 IX Futures, December 2011	9	1,225,829	6,028
SGX Nikkei Futures, December 2011	22	1,194,634	44,273
SPI 200 Index Futures, December 2011	6	634,626	34,554
		10,081,526	31,894
Total Short Future Contracts		$ 45,354,590	$ 549,664

COMPASS EMP FUNDS		ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - November 30, 2011

	Shares	Value
EXCHANGE-TRADED FUNDS - (30.15%)
Debt Funds - (21.58%)
PIMCO Enhanced Short Maturity Strategy Fund (a)	461,438	$ 46,294,137

Real Estate Funds - (8.57%)
iShares Cohen & Steers Realty Majors Index Fund	66,839	4,522,995
iShares Dow Jones US Real Estate Index Fund	82,189	4,531,901
SPDR Dow Jones International Real Estate ETF	135,927	4,654,140
WisdomTree Global ex-US Real Estate Fund	191,552	4,673,869
		18,382,905
TOTAL EXCHANGE-TRADED FUNDS (Cost $64,317,522)		64,677,042

SHORT-TERM INVESTMENTS - (60.32%)
Fidelity Institutional Money Market Portfolio - 0.13% * (a)	129,366,508	129,366,508
TOTAL SHORT-TERM INVESTMENTS (Cost $129,366,508)		129,366,508

Total Investments (Cost $193,684,030) - 90.47%		$ 194,043,550

Other Assets in Excess of Liabilities, Net - 9.53%		20,441,439

Net Assets - 100%		$ 214,484,989

* Rate shown represents the rate at November 30, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.
COMPASS EMP FUNDS			ANNUAL REPORT
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES - November 30, 2011

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (-0.29%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.07%)
Gasoline RBOB Futures, January 2012	27	$ 2,901,226	$ (88,339)
Gold CMX Futures, February 2012	16	2,800,480	71,840
Lean Hogs Futures, February 2012	86	3,150,180	63,551
Live Cattle 2nd Futures, February 2012	60	2,966,400	22,738
Sugar #11 Futures, March 2012	105	2,785,944	(222,846)
		14,604,230	(153,056)
Currency Futures - (0.03%)
Japanese Yen Futures, December 2011	85	13,705,188	71,738

Equity Futures - (-0.25%)
Canadian 10 Year Bond Futures, March 2012	47	6,084,468	(11,983)
Euro BOBL Futures, December 2011	37	6,097,237	(33,528)
Euro Bund Futures, December 2011	33	5,934,301	(155,773)
Long Gilt Futures, March 2012	30	5,343,466	(79,564)
SGX 10-Year Japanese Bond E-Mini Futures, December 2011	34	6,218,057	(44,176)
U.S. 10 Year Bond Futures, March 2012	33	4,268,344	(40,219)
U.S. 5 Year Bond Futures, March 2012	51	6,254,672	(16,336)
U.S. Long Bond Futures, March 2012	44	6,220,500	(167,063)
		46,421,045	(548,642)
Total Long Future Contracts		$ 74,730,463	$ (629,960)

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (0.88%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.28%)
Aluminum LME Futures, December 2011	47	$ 2,480,131	$ 56,400
Aluminum Futures, March 2012	56	2,963,800	(3,750)
Cocoa Futures, March 2012	115	2,650,750	296,910
Coffee "C" Futures, March 2012	34	3,020,475	(49,725)
Copper Futures, March 2012	34	3,039,175	(192,525)
Corn 2nd Futures, March 2012	90	2,736,000	41,625
Cotton #2 Futures, March 2012	61	2,772,755	275,720
Crude Oil Futures, January 2012	31	3,111,160	70,990
Heating Oil Futures, January 2012	23	2,922,247	112,879
Natural Gas Futures, January 2012	81	2,875,500	(63,990)
Silver CMX Futures, March 2012	18	2,952,360	20,520
Soybean Futures, January 2012	50	2,828,125	169,912
Soybean Meal Futures, January 2012	97	2,834,340	75,660
Soybean Oil Futures, January 2012	97	2,880,900	91,956
Wheat CBOT Futures, March 2012	92	2,824,400	100,050
Zinc LME Futures, December 2011	54	2,805,975	(182,925)
Zinc LME Futures, March 2012	61	3,165,900	(215,275)
		48,863,993	604,432

Currency Futures - (0.54%)
Australian Dollar Futures, December 2011	135	13,822,650	36,050
British Pound Futures, December 2011	137	13,440,556	213,975
Canadian Dollar Futures, December 2011	139	13,623,390	56,170
Euro Futures, December 2011	80	13,436,000	302,213
New Zealand Dollar Futures, December 2011	174	13,545,900	132,060
Swiss Franc Futures, December 2011	99	13,558,050	420,337
		81,426,546	1,160,805

Equity Futures - (0.06%)
DAX Index Futures, December 2011	23	4,699,857	6,976
FTSE NEW 100 Futures, December 2011	54	4,654,889	(56,087)
HANG SENG Futures, December 2011	37	4,306,069	(93,827)
MSCI Taiwan Index Futures, December 2011	173	4,262,720	(51,900)
NASDAQ 100 E-Mini Futures, December 2011	58	2,662,200	33,570
S&P 500 E-Mini Futures, December 2011	74	4,610,200	(28,965)
S&P/TSX 60 IX Futures, December 2011	34	4,630,908	20,363
SGX Nikkei Futures, December 2011	83	4,507,030	154,811
SPI 200 Index Futures, December 2011	25	2,644,273	149,992
		36,978,146	134,933
Total Short Future Contracts		$ 167,268,685	$ 1,900,170

COMPASS EMP FUNDS		ANNUAL REPORT
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - November 30, 2011

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
Assets:
Investments in securities, at value	$ 105,862,555	$ 59,863,209
Cash deposited at brokers for futures contracts	2,260,824	2,132,035
Due from Broker *	3,475,127	3,363,985
Receivables:
Capital shares sold	129,643	594,135
Futures variation margin	-	487,818
Dividends	16,376	10,380
Interest	3,559	2,002
Prepaid expenses	18,544	15,563
Total assets	111,766,628	66,469,127

Liabilities:
Payables:
Investments purchased	715,468	1,064,990
Capital shares redeemed	159,790	164,702
Distribution fees	50,104	5,391
Due to Manager	34,763	28,953
Due to Administrators	25,499	18,102
Futures variation margin	16,022	-
Other liabilities and accrued expenses	26,980	24,598
Total liabilities	1,028,626	1,306,736
Net Assets	$ 110,738,002	$ 65,162,391

Net Assets consist of:
Paid-in capital	$ 108,434,494	$ 66,087,381
Accumulated net realized gain (loss) on investments	1,729,477	(1,999,903)
Accumulated undistributed net investment income	14,561	20,658
Net unrealized appreciation on investments	575,492	566,437
Net unrealized appreciation (depreciation) on futures contracts	(16,022)	487,818

Total Net Assets	$ 110,738,002	$ 65,162,391

Investments in securities, at cost	$ 105,287,063	$ 59,296,772

Class A shares:
Net Assets	$ 75,841,574	$ 54,198,125
Shares of beneficial interest outstanding (1)	6,228,311	4,525,721
Net Asset Value price per share	$ 12.18	$ 11.98

Maximum offering price per share (2)	$ 12.92	$ 12.71
Minimum redemption price per share (3)	$ 12.06	$ 11.86

Class C shares:
Net Assets	$ 21,382,968	$ 7,431,550
Shares of beneficial interest outstanding (1)	1,775,035	629,943
Net Asset Value and offering price per share	$ 12.05	$ 11.80

Minimum redemption price per share (3)	$ 11.93	$ 11.68

Class T shares:
Net Assets	$ 13,513,460	$ 3,532,716
Shares of beneficial interest outstanding (1)	1,114,697	296,822
Net Asset Value price per share	$ 12.12	$ 11.90

Maximum offering price per share (2)	$ 12.56	$ 12.33
Minimum redemption price per share (3)	$ 12.00	$ 11.78

(1)	Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)
* Due from Broker has been valued at 100% using procedures approved by the Fair Value Committee. It represents 3.14% and 5.16% of net assets of the Balanced Fund and Growth Fund, respectively.

COMPASS EMP FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES - November 30, 2011

Compass EMP
Alternative
Strategies Fund
Assets:
Investments in securities, at value	$ 194,043,550
Cash deposited at brokers for futures contracts	7,826,036
Due from Broker *	11,885,579
Receivables:
Capital shares sold	1,892,143
Futures variation margin	1,270,210
Dividends	43,624
Interest	10,713
Prepaid expenses	23,464
Total assets	216,995,319

Liabilities:
Payables:
Investments purchased	1,254,553
Capital shares redeemed	962,142
Distribution fees	83,756
Due to Manager	147,095
Due to Administrators	33,884
Other liabilities and accrued expenses	28,900
Total liabilities	2,510,330
Net Assets	$ 214,484,989

Net Assets consist of:
Paid-in capital	$ 222,333,248
Accumulated net realized loss on investments	(9,538,278)
Accumulated undistributed net investment income	60,289
Net unrealized appreciation on investments	359,520
Net unrealized appreciation on futures contracts	1,270,210

Total Net Assets	$ 214,484,989

Investments in securities, at cost	$ 193,684,030

Class A shares:
Net Assets	$ 187,460,353
Shares of beneficial interest outstanding (1)	18,227,062
Net Asset Value price per share	$ 10.28

Maximum offering price per share (2)	$ 10.91
Minimum redemption price per share (3)	$ 10.18

Class C shares:
Net Assets	$ 23,893,025
Shares of beneficial interest outstanding (1)	2,348,837
Net Asset Value and offering price per share	$ 10.17

Minimum redemption price per share (3)	$ 10.07

Class T shares:
Net Assets	$ 3,131,611
Shares of beneficial interest outstanding (1)	305,930
Net Asset Value price per share	$ 10.24

Maximum offering price per share (2)	$ 10.61
Minimum redemption price per share (3)	$ 10.14

(1)	Unlimited number of no par value shares of beneficial interest authorized.
(2)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(3)	A redemption fee of 1.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)
* Due from Broker has been valued at 100% using procedures approved by the Fair Value Committee. It represents 5.54% of the net assets of the Alternative Fund.

COMPASS EMP FUNDS		ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS

	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset
	Balanced Fund	Growth Fund
	For the	For the
	Year Ended	Year Ended
	November 30, 2011	November 30, 2011

Investment income:
Dividends	$ 1,450,511	$ 764,849
Interest	26,205	16,509
Total investment income	1,476,716	781,358

Expenses:
Management fees	401,511	361,045
Distribution and/or service (12b-1) fees - Class A	134,281	93,062
Distribution and/or service (12b-1) fees - Class C	158,728	59,020
Distribution and/or service (12b-1) fees - Class T	53,585	10,020
Administrators and related party fees	223,733	149,505
Audit fees	16,000	16,000
Registration fees	36,334	27,842
Custody fees	24,590	16,571
Networking fees	18,025	15,064
Compliance officer compensation	12,000	12,000
Legal fees	23,857	23,852
Miscellaneous	6,187	6,318
Pricing fees	3,126	2,417
Insurance fees	1,349	1,349
Trustees' fees	4,087	4,089
Printing fees	9,095	9,094
Total expenses	1,126,488	807,248
Less: fees waived (Note 4)	(57,179)	(103,575)
Net expenses	1,069,309	703,673

Net investment income	407,407	77,685

Realized and unrealized gain (loss) on investments:
Net realized gain on investments and foreign currency transactions	2,164,545	936,489
Net realized loss on futures contracts	(72,554)	(2,632,892)
Net unrealized depreciation on investments	(2,807,215)	(1,624,579)
Net unrealized appreciation (depreciation) on futures contracts	(62,870)	449,029
Net realized and unrealized loss on investments	(778,094)	(2,871,953)

Net decrease in net assets resulting from operations	$ (370,687)	$ (2,794,268)

COMPASS EMP FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENT OF OPERATIONS

Compass EMP
Alternative
Strategies Fund
For the
Year Ended
November 30, 2011

Investment income:
Dividends	$ 1,260,050
Interest	48,498
Total investment income	1,308,548

Expenses:
Management fees	789,792
Distribution and/or service (12b-1) fees - Class A	223,008
Distribution and/or service (12b-1) fees - Class C	84,377
Distribution and/or service (12b-1) fees - Class T	5,415
Administrators and related party fees	247,003
Audit fees	16,000
Registration fees	38,497
Custody fees	21,012
Networking fees	11,937
Compliance officer compensation	12,000
Legal fees	23,984
Miscellaneous	6,309
Pricing fees	2,556
Insurance fees	1,349
Trustees' fees	4,087
Printing fees	9,094
Total expenses	1,496,420
Plus: fees recouped	1,066
Net expenses	1,497,486

Net investment loss	(188,938)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments and foreign currency transactions	(1,705,972)
Net realized loss on futures contracts	(7,857,370)
Net unrealized appreciation on investments	175,361
Net unrealized appreciation on futures contracts	1,254,928
Net realized and unrealized loss on investments	(8,133,053)

Net decrease in net assets resulting from operations	$ (8,321,991)

COMPASS EMP FUNDS			ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Balanced Fund
	For the	For the
	Year	Five Month	For the
	Ended	Period Ended	Year Ended
	November 30, 2011	November 30, 2010 (1)	June 30, 2010 (1)

Increase in Net Assets
Operations:
Net investment income	$ 407,407	$ 41,993	$ 352,948
Net realized gain on investments, foreign currency tranactions and futures contracts	2,091,991	420,748	1,610,336
Net unrealized appreciation (depreciation) on investments
and futures contracts	(2,870,085)	2,421,820	(554,861)
Net increase (decrease) in net assets resulting from operations	(370,687)	2,884,561	1,408,423

Distributions to shareholders from:
Net investment income - Class A	(271,387)	(47,856)	(312,629)
Net investment income - Class C	(66,773)	-	(24,686)
Net investment income - Class T	(59,385)	(6,343)	(15,633)
Net realized gains - Class A	(1,530,938)	-	-
Net realized gains - Class C	(484,444)	-	-
Net realized gains - Class T	(359,936)	-	-
Total distributions to shareholders	(2,772,863)	(54,199)	(352,948)

Increase in net assets from capital share
transactions (Note 2)	59,735,563	9,344,800	24,078,265

Total increase in net assets	56,592,013	12,175,162	25,133,740

Net Assets:
Beginning of period	54,145,989	41,970,827	16,837,087
End of period	$ 110,738,002	$ 54,145,989	$ 41,970,827
Accumulated undistributed net investment income	$ 14,561	$ -	$ -

(1) The period does not include the consolidation of the wholly owned subsidary.

COMPASS EMP FUNDS			ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Multi-Asset Growth Fund
	For the	For the
	Year	Five Month	For the
	Ended	Period Ended	Year Ended
	November 30, 2011	November 30, 2010 (1)	June 30, 2010 (1)

Increase in Net Assets
Operations:
Net investment income (loss)	$ 77,685	$ (65,248)	$ 18,479
Net realized gain (loss) on investments, foreign currency tranactions and futures contracts	(1,696,403)	542,953	450,389
Net unrealized appreciation (depreciation) on investments
and futures contracts	(1,175,550)	1,705,580	(261,394)
Net increase (decrease) in net assets resulting from operations	(2,794,268)	2,183,285	207,474

Distributions to shareholders from:
Net investment income - Class A	(128,098)	-	(44,825)
Net investment income - Class C	(11,347)	-	(653)
Net investment income - Class T	(8,551)	-	(4)
Net realized gains - Class A	(989,147)	-	-
Net realized gains - Class C	(260,397)	-	-
Net realized gains - Class T	(64,641)	-	-
Total distributions to shareholders	(1,462,181)	-	(45,482)

Increase in net assets from capital share
transactions (Note 2)	48,569,676	750,603	8,819,693

Total increase in net assets	44,313,227	2,933,888	8,981,685

Net Assets:
Beginning of period	20,849,164	17,915,276	8,933,591
End of period	$ 65,162,391	$ 20,849,164	$ 17,915,276
Accumulated undistributed net investment income	$ 20,658	$ -	$ -

(1) The period does not include the consolidation of the wholly owned subsidary.

COMPASS EMP FUNDS			ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

Compass EMP Alternative Strategies Fund
	For the	For the
	Year	Five Month	For the
	Ended	Period Ended	Period Ended
	November 30, 2011	November 30, 2010 (2)	June 30, 2010 (1)(2)

Increase in Net Assets
Operations:
Net investment loss	$ (188,938)	$ (15,279)	$ (1,022)
Net realized gain (loss) on investments, foreign currency tranactions and futures contracts	(9,563,342)	8,955	(35,611)
Net unrealized appreciation (depreciation)
on investments and futures contracts	1,430,289	280,820	(81,379)
Net increase (decrease) in net assets resulting from operations	(8,321,991)	274,496	(118,012)

Distributions to shareholders from:
Return of capital - Class A	(382,557)	-	-
Return of capital - Class C	(7,263)	-	-
Return of capital - Class T	(1,179)	-	-
Total distributions to shareholders	(390,999)	-	-

Increase in net assets from capital share
transactions (Note 2)	217,121,499	3,773,584	2,146,412

Total increase in net assets	208,408,509	4,048,080	2,028,400

Net Assets:
Beginning of period	6,076,480	2,028,400	-
End of period	$ 214,484,989	$ 6,076,480	$ 2,028,400
Accumulated undistributed net investment income	$ 60,289	$ -	$ -

(1) The Compass EMP Alternative Strategies Fund commenced operations on December 30, 2009.
(2) The period does not include the consolidation of the wholly owned subsidary.

COMPASS EMP FUNDS							ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class A

			For the
	For the		Five Month		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net Asset Value, Beginning of Period	$ 12.64		$ 11.86		$ 10.93		$ 10.00

Investment Operations:
Net investment income	0.12		0.02		0.15		0.08
Net realized and unrealized gain on
investments	0.07	(3)	0.78		0.93		0.92
Total from investment operations	0.19		0.80		1.08		1.00

Distributions from:
Net investment income	(0.10)		(0.02)		(0.15)		(0.08)
Net realized gain	(0.55)		-		-		-
Total from distributions	(0.65)		(0.02)		(0.15)		(0.08)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.18		$ 12.64		$ 11.86		$ 10.93

Total Return (b)	1.40%		6.73%		9.87%		10.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 75,842		$ 35,516		$ 29,880		$ 15,707

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.22%		1.32%	(d)	1.37%		2.10%	(d)
After fees waived and expenses absorbed (c)	1.15%		1.15%	(d)	1.15%		1.15%	(d)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed (c)	0.61%		0.22%	(d)	1.12%		1.30%	(d)
After fees waived and expenses absorbed (c)	0.68%		0.39%	(d)	1.34%		2.25%	(d)

Portfolio turnover rate	235.37%		16.06%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011,

primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's porfolio.

(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS							ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class C
			For the
	For the		Five Month		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net Asset Value, Beginning of Period	$ 12.58		$ 11.82		$ 10.92		$ 10.00

Investment Operations:
Net investment income (loss)	0.04		(0.02)		0.08		0.05
Net realized and unrealized gain on
investments	0.06	(3)	0.78		0.91		0.91
Total from investment operations	0.10		0.76		0.99		0.96

Distributions from:
Net investment income	(0.08)		-		(0.09)		(0.05)
Net realized gain	(0.55)		-		-		-
Total from distributions	(0.63)		-		(0.09)		(0.05)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 12.05		$ 12.58		$ 11.82		$ 10.92

Total Return (b)	0.65%		6.43%		9.03%		9.78%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 21,383		$ 10,691		$ 7,124		$ 1,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.97%		2.07%	(d)	2.13%		2.85%	(d)
After fees waived and expenses absorbed (c)	1.90%		1.90%	(d)	1.90%		1.90%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.13)%		(0.53)%	(d)	0.32%		0.63%	(d)
After fees waived and expenses absorbed (c)	(0.06)%		(0.36)%	(d)	0.55%		1.58%	(d)

Portfolio turnover rate	235.37%		16.06%	(e)	96.29%		0.10%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011,

primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's porfolio.

(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d)	Annualized.
(e)	Not Annualized.

COMPASS EMP FUNDS					ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Balanced Fund Class T
			For the
	For the		Five Month		For the
	Year Ended		Period Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net Asset Value, Beginning of Period	$ 12.61		$ 11.84		$ 12.23

Investment Operations:
Net investment income	0.08		0.01		0.11
Net realized and unrealized gain (loss) on
investments	0.07	(3)	0.77		(0.38)
Total from investment operations	0.15		0.78		(0.27)

Distributions from:
Net investment income	(0.09)		(0.01)		(0.12)
Net realized gain	(0.55)		-		-
Total from distributions	(0.64)		(0.01)		(0.12)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 12.12		$ 12.61		$ 11.84

Total Return (b)	1.10%		6.60%		(2.21)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,513		$ 7,939		$ 4,967

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.47%		1.57%	(d)	1.63%	(d)
After fees waived and expenses absorbed (c)	1.40%		1.40%	(d)	1.40%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.41%		(0.03)%	(d)	0.67%	(d)
After fees waived and expenses absorbed (c)	0.48%		0.14%	(d)	0.90%	(d)

Portfolio turnover rate	235.37%		16.06%	(e)	96.29%	(e)

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's porfolio.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS							ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class A
			For the
	For the		Five Month		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net Asset Value, Beginning of Period	$ 12.80		$ 11.38		$ 10.56		$ 10.00

Investment Operations:
Net investment income (loss)	0.10		(0.03)		0.03		0.04
Net realized and unrealized gain (loss) on
investments	(0.04)		1.45		0.83		0.55
Total from investment operations	0.06		1.42		0.86		0.59

Distributions from:
Net investment income	(0.10)		-		(0.04)		(0.04)
Net realized gain	(0.78)		-		-		-
Total from distributions	(0.88)		-		(0.04)		(0.04)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	0.01

Net Asset Value, End of Period	$ 11.98		$ 12.80		$ 11.38		$ 10.56

Total Return (b)	0.08%		12.48%		8.12%		5.99%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 54,198		$ 15,832		$ 14,170		$ 8,446

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.68%		1.93%	(d)	1.97%		3.54%	(d)
After fees waived and expenses absorbed (c)	1.45%		1.45%	(d)	1.45%		1.45%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	0.03%		(1.12)%	(d)	(0.32)%		(0.83)%	(d)
After fees waived and expenses absorbed (c)	0.26%		(0.64)%	(d)	0.20%		1.26%	(d)

Portfolio turnover rate	340.77%		30.67%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS							ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class C
			For the
	For the		Five Month		For the		For the
	Year Ended		Period Ended		Year Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)		June 30, 2009 (1)(2)

Net Asset Value, Beginning of Period	$ 12.65		$ 11.28		$ 10.51		$ 10.00

Investment Operations:
Net investment income (loss)	(0.02)		(0.07)		(0.02)		0.03
Net realized and unrealized gain (loss) on
investments	(0.02)		1.44		0.80		0.51
Total from investment operations	(0.04)		1.37		0.78		0.54

Distributions from:
Net investment income	(0.03)		-		(0.01)		(0.03)
Net realized gain	(0.78)		-		-		-
Total from distributions	(0.81)		-		(0.01)		(0.03)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 11.80		$ 12.65		$ 11.28		$ 10.51

Total Return (b)	(0.71)%		12.15%		7.38%		5.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 7,432		$ 4,085		$ 3,363		$ 487

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.43%		2.68%	(d)	2.72%		4.29%	(d)
After fees waived and expenses absorbed (c)	2.20%		2.20%	(d)	2.20%		2.20%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.57)%		(1.87)%	(d)	(0.96)%		(0.97)%	(d)
After fees waived and expenses absorbed (c)	(0.34)%		(1.39)%	(d)	(0.44)%		1.12%	(d)

Portfolio turnover rate	340.77%		30.67%	(e)	115.09%		2.05%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS					ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Multi-Asset Growth Fund Class T
			For the
	For the		Five Month		For the
	Year Ended		Period Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net Asset Value, Beginning of Period	$ 12.76		$ 11.36		$ 12.49

Investment Operations:
Net investment income (loss)	0.08		(0.04)		0.07
Net realized and unrealized gain (loss) on
investments	(0.05)		1.44		(1.15)
Total from investment operations	0.03		1.40		(1.08)

Distributions from:
Net investment income	(0.11)		-		(0.05)
Net realized gain	(0.78)		-		-
Total from distributions	(0.89)		-		(0.05)

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-

Net Asset Value, End of Period	$ 11.90		$ 12.76		$ 11.36

Total Return (b)	(0.23)%		12.32%		(8.65)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,533		$ 932		$ 382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	1.93%		2.18%	(d)	2.19%	(d)
After fees waived and expenses absorbed (c)	1.70%		1.70%	(d)	1.70%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (c)	(0.23)%		(1.37)%	(d)	0.13%	(d)
After fees waived and expenses absorbed (c)	0.00%		(0.89)%	(d)	0.62%	(d)

Portfolio turnover rate	340.77%		30.67%	(e)	115.09%	(e)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS					ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class A

			For the
	For the		Five Month		For the
	Year Ended		Period Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net Asset Value, Beginning of Period	$ 10.37		$ 9.46		$ 10.00

Investment Operations:
Net investment income (loss)	(0.01)		(0.02)		-	(a)
Net realized and unrealized gain (loss) on
investments	0.03	(3)	0.93		(0.54)
Total from investment operations	0.02		0.91		(0.54)

Distributions from:
Return of capital	(0.11)		-		-
Total from distributions	(0.11)		-		-

Paid in Capital from Redemption Fees	-	(b)	-	(b)	-	(b)

Net Asset Value, End of Period	$ 10.28		$ 10.37		$ 9.46

Total Return (c)	0.17%		9.62%		(5.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 187,460		$ 4,776		$ 1,266

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	1.45%		4.21%	(e)	13.37%	(e)
After fees waived and expenses absorbed (d)	1.45%		1.45%	(e)	1.45%	(e)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (d)	(0.10)%		(3.51)%	(e)	(11.88)%	(e)
After fees waived and expenses absorbed (d)	(0.10)%		(0.75)%	(e)	0.04%	(e)

Portfolio turnover rate	278.45%		23.75%	(f)	81.01%	(f)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011,

primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's porfolio.

(a)	Net investment income resulted in less than $0.01 per share.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	These ratios exclude the impact of the expenses of the underlying securities.
(e) Annualized.
(f) Not Annualized.

COMPASS EMP FUNDS					ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class C

			For the
	For the		Five Month		For the
	Year Ended		Period Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net Asset Value, Beginning of Period	$ 10.29		$ 9.41		$ 10.00

Investment Operations:
Net investment loss	(0.04)		(0.05)		(0.01)
Net realized and unrealized gain (loss) on
investments	(0.02)		0.93		(0.58)
Total from investment operations	(0.06)		0.88		(0.59)

Distributions from:
Return of capital	(0.06)		-		-
Total from distributions	(0.06)		-		-

Paid in Capital from Redemption Fees	-	(a)	-	(a)	-	(a)

Net Asset Value, End of Period	$ 10.17		$ 10.29		$ 9.41

Total Return (b)	(0.61)%		9.35%		(5.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 23,893		$ 1,183		$ 733

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.20%		4.96%	(d)	14.12%	(d)
After fees waived and expenses absorbed (c)	2.20%		2.20%	(d)	2.20%	(d)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (c)	(1.05)%		(4.26)%	(d)	(12.60)%	(d)
After fees waived and expenses absorbed (c)	(1.05)%		(1.50)%	(d)	(0.68)%	(d)

Portfolio turnover rate	278.45%		23.75%	(e)	81.01%	(e)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(a)	Redemption fees resulted in less than $0.01 per share.
(b)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(c)	These ratios exclude the impact of the expenses of the underlying securities.
(d) Annualized.
(e) Not Annualized.

COMPASS EMP FUNDS					ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

Compass EMP Alternative Strategies Fund Class T

			For the
	For the		Five Month		For the
	Year Ended		Period Ended		Period Ended
	November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net Asset Value, Beginning of Period	$ 10.34		$ 9.44		$ 10.00

Investment Operations:
Net investment loss	(0.02)		(0.03)		-	(a)
Net realized and unrealized gain (loss) on
investments	0.02	(3)	0.93		(0.56)
Total from investment operations	0.00		0.90		(0.56)

Distributions from:
Return of capital	(0.10)		-		-
Total from distributions	(0.10)		-		-

Paid in Capital from Redemption Fees	-	(b)	-		-

Net Asset Value, End of Period	$ 10.24		$ 10.34		$ 9.44

Total Return (c)	(0.07)%		9.53%		(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,132		$ 118		$ 30

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (d)	1.70%		4.46%	(e)	13.62%	(e)
After fees waived and expenses absorbed (d)	1.70%		1.70%	(e)	1.70%	(e)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (d)	(0.55)%		(3.76)%	(e)	(12.15)%	(e)
After fees waived and expenses absorbed (d)	(0.55)%		(1.00)%	(e)	(0.23)%	(e)

Portfolio turnover rate	278.45%		23.75%	(f)	81.01%	(f)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidary.
(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's porfolio.
(a)	Net investment loss resulted in less than $0.01 per share.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	These ratios exclude the impact of the expenses of the underlying securities.
(e) Annualized.
(f) Not Annualized.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the "Trust"), formerly known as the Catalyst Funds, was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of twenty-four series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve current income, with capital appreciation as a secondary objective.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

 The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of November 30, 2011:

Security Classification (1)	Balanced Fund (2)	Growth Fund (2)	Alternative Fund (2)
Level 1 – Exchange-Traded Funds (3)	$ 64,322,274	$ 34,585,713	$ 64,677,042
Level 2 – Short-Term Investments	41,540,281	25,277,496	129,366,508
Level 3	-	-	-
Total Investments	$ 105,862,555	$ 59,863,209	$ 194,043,550
Other Financial Instruments:
Level 1 – Futures Contracts (4)	$ (16,022)	$ 487,818	$ 1,270,210
Total Other Financial Instruments	$ (16,022)	$ 487,818	$ 1,270,210

Other Financial Assets:
Level 3 – Receivables: Due from Broker	$ 3,475,127	$ 3,363,985	$ 11,885,579
Total Other Financial Instruments	$ 3,475,127	$ 3,363,985	$ 11,885,579

(1)

As of and during the year ended November 30, 2011, the Funds held assets that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is provided below.

(2)

Consolidated.

(3)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

(4)

Futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Balanced Fund Other Financial Assets	Growth Fund Other Financial Assets	Alternative Fund Other Financial Assets

Beginning balance November 30, 2010	$ -	$ -	$ -
Total realized gain/(loss)	-	-	-
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Net transfers in/(out) of Level 3	3,475,127	3,363,985	11,885,579
Ending balance November 30, 2011	$ 3,475,127	$ 3,363,985	$ 11,885,579

Level 3 assets represent 3.14%, 5.16% and 5.54% of the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  In each case the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA).  The pricing committee valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation.  This decision was based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  As of November 30, 2011, the receivables were not currently collectible by the Funds due to the liquidation proceedings.  The amounts ultimately collected by the Funds may be less that the amounts reflected in the consolidated statement of assets and liabilities, and these differences may be material.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the year ended November 30, 2011 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Consolidated Statements
Fund *	as Hedging Instruments	of Assets and Liabilities	Value**
Balanced Fund	Futures Contracts	Futures variation margin payable	$ (16,022)
Growth Fund	Futures Contracts	Futures variation margin receivable	487,818
Alternative Fund	Futures Contracts	Futures variation margin receivable	1,270,210

*

Consolidated

**

Includes only current variation margin.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund *	as Hedging Instruments	Derivatives Recognized in Income	Value
Balanced Fund	Futures Contracts	Net realized loss on futures contracts	$(72,554)
Balanced Fund	Futures Contracts	Net unrealized depreciation on futures contracts	(62,870)
Growth Fund	Futures Contracts	Net realized loss on futures contracts	(2,632,892)
Growth Fund	Futures Contracts	Net unrealized appreciation on futures contracts	449,029
Alternative Fund	Futures Contracts	Net realized loss on futures contracts	(7,857,370)
Alternative Fund	Futures Contracts	Net unrealized appreciation on futures contracts	1,254,928

*

Consolidated.

At November 30, 2011, notional values were 4.39%, (52.69)% and (43.14)% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively.

c)

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balanced Fund, Growth Fund and Alternative Fund are consolidated and include the accounts of CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.  For the period from May 9, 2011 through November 30, 2011, the CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd had deficits of $955,192, $1,416,517 and $3,443,328, respectively.

d)

Federal Income Tax - The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests.  Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010.  As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a Fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. Management of the Fund believes the Alternative Fund meets these requirements and the Fund has re-elected RIC status for the year ending November 30, 2011. Therefore, no provision has been made for federal income or excise taxes related to the year ended November 30, 2011.

As of and during the year ended November 30, 2011, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations.  As of November 30, 2011, the Funds did not incur any interest or penalties.  As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax periods ended June 30, 2009 and tax years/periods ended June 30, 2010 and for the five month period ended November 30, 2010 and the year ended November 30, 2011) and has concluded that no provision for income tax is required in these financial statements.  These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service.  No examination of the Funds’ tax returns is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads) - Shareholders of the Funds that redeem within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of the Balanced Fund, the Growth Fund and the Alternative Fund.  A maximum sales charge of 3.50% is imposed on Class T shares of the Balanced Fund, the Growth Fund and the Alternative Fund.

(2)

CAPITAL SHARE TRANSACTIONS

At November 30, 2011, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Funds were as follows:

	Balanced Fund
	Sold	Redeemed (1)	Reinvested	Net Increase
For the year ended:
November 30, 2011
Class A
Shares……………………………	4,281,735	(997,237)	134,498	3,418,996
Value…………………………….	$ 53,093,520	$(12,391,010)	$ 1,662,274	$ 42,364,784
Class C
Shares……………………………	1,207,659	(321,074)	38,534	925,119
Value…………………………….	$14,842,280	$ (3,933,953)	$ 474,308	$ 11,382,635
Class T
Shares……………………………	646,333	(194,030)	32,936	485,239
Value…………………………….	$ 7,988,057	$ (2,406,322)	$ 406,409	$ 5,988,144
(1) The redeemed amounts are net of redemption fees imposed by the Fund of 2,751, $5,250, and $71 for Class A, Class C, and Class T shares, respectively.
	Growth Fund
	Sold	Redeemed (1)	Reinvested	Net Increase
For the year ended:
November 30, 2011
Class A
Shares……………………………	3,986,675	(781,885)	84,024	3,288,814
Value…………………………….	$ 50,706,760	$ (9,866,457)	$ 1,075,016	$ 41,915,319
Class C
Shares……………………………	397,250	(108,929)	18,571	306,892
Value…………………………….	$ 4,993,973	$ (1,358,155)	$ 235,832	$ 3,871,650
Class T
Shares……………………………	242,196	(24,202)	5,741	223,735
Value…………………………….	$ 3,013,022	$ (303,478)	$ 73,163	$ 2,782,707

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $2,708, $516 and $36 for Class A, Class C and Class T shares, respectively.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (continued)

	Alternative Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year ended:
November 30, 2011
Class A
Shares……………………………	19,123,639	(1,390,495)	33,594	17,766,738
Value…………………………….	$204,487,817	$(14,504,577)	$ 363,155	$ 190,346,395
Class C
Shares……………………………	2,303,866	(70,648)	644	2,233,862
Value…………………………….	$ 24,372,439	$ (740,881)	$ 6,931	$ 23,638,489
Class T
Shares……………………………	307,104	(12,672)	109	294,541
Value…………………………….	$ 3,270,392	$ (134,956)	$ 1,179	$ 3,136,615
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $9,329, $1,809 and $389 for Class A, Class C and Class T shares, respectively.

	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	475,804	(189,944)	3,466	289,326
Value…………………………….	$ 5,959,175	$(2,362,889)	$ 43,908	$ 3,640,194
Class C
Shares……………………………	306,017	(58,977)	-	247,040
Value…………………………….	$ 3,824,268	$ (724,185)	$ -	$ 3,100,083
Class T
Shares……………………………	230,478	(21,172)	448	209,754
Value…………………………….	$ 2,863,928	$ (265,067)	$ 5,662	$ 2,604,523
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $160, $969, and $384 for Class A, Class C, and Class T shares, respectively.
	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase (Decrease)
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	155,597	(163,667)	-	(8,070)
Value…………………………….	$ 1,943,852	$(1,989,841)	$ -	$ (45,989)
Class C
Shares……………………………	65,521	(40,630)	-	24,891
Value…………………………….	$ 801,260	$ (490,669)	$ -	$ 310,591
Class T
Shares……………………………	40,762	(1,337)	-	39,425
Value…………………………….	$ 501,980	$ (15,979)	$ -	$ 486,001
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $449, $546 and $43 for Class A, Class C and Class T shares, respectively.
COMPASS EMP FUNDS NOTES TO CONSOLIDATED FINANCIAL STATEMENTS November 30, 2011 ANNUAL REPORT (2) CAPITAL SHARE TRANSACTIONS (continued)	Alternative Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the five month period ended:
November 30, 2010
Class A
Shares……………………………	334,725	(8,228)	-	326,497
Value…………………………….	$ 3,397,796	$ (82,489)	$ -	$ 3,315,307
Class C
Shares……………………………	39,733	(2,675)	-	37,058
Value…………………………….	$ 399,622	$ (26,468)	$ -	$ 373,154
Class T
Shares……………………………	9,081	(826)	-	8,255
Value…………………………….	$ 93,784	$ (8,661)	$ -	$ 85,123
(1) The redeemed amounts are net of redemption fees imposed by the Fund of $190 and $125 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.

	Balanced Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	1,528,583	(469,773)	24,262	1,083,072
Value…………………………….	$ 18,356,465	$(5,692,044)	$ 291,512	$ 12,955,933
Class C
Shares……………………………	567,272	(69,700)	1,804	499,376
Value…………………………….	$ 6,836,378	$ (845,904)	$ 21,665	$ 6,012,139
Class T (2)
Shares……………………………	425,689	(7,160)	1,175	419,704
Value…………………………….	$ 5,183,542	$ (87,266)	$ 13,917	$ 5,110,193

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $3,349, $286, and $287 for Class A, Class C, and Class T shares, respectively.

(2) Class T shares commenced operations on December 30, 2009.

	Growth Fund
				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year/period ended:
June 30, 2010
Class A
Shares……………………………	802,181	(360,533)	3,519	445,167
Value…………………………….	$ 9,668,884	$(4,362,034)	$ 43,676	$ 5,350,526
Class C
Shares……………………………	268,282	(16,516)	53	251,819
Value…………………………….	$ 3,246,555	$ (196,482)	$ 650	$ 3,050,723
Class T (2)
Shares……………………………	34,142	(480)	- (3)	33,662
Value…………………………….	$ 424,386	$ (5,946)	$ 4	$ 418,444

(1) The redeemed amounts are net of redemption fees imposed by the Fund of $2,458 and $223 for Class A and Class C shares, respectively.  There were no redemption fees withheld for Class T shares.

(2) Class T shares commenced operations on December 30, 2009.

 (3)Class T shares reinvested were 0.348 shares.

COMPASS EMP FUNDS NOTES TO CONSOLIDATED FINANCIAL STATEMENTS November 30, 2011 ANNUAL REPORT (2) CAPITAL SHARE TRANSACTIONS (continued)	Alternative Fund (1)
				Net
	Sold	Redeemed (2)	Reinvested	Increase
For the period ended:
June 30, 2010
Class A
Shares……………………………	134,701	(874)	-	133,827
Value…………………………….	$ 1,342,092	$ (8,760)	$ -	$ 1,333,332
Class C
Shares……………………………	78,059	(142)	-	77,917
Value…………………………….	$ 782,382	$ (1,362)	$ -	$ 781,020
Class T
Shares……………………………	3,234	(100)	-	3,134
Value…………………………….	$ 33,028	$ (968)	$ -	$ 32,060

(1) The Fund commenced operations on December 30, 2009.

(2) The redeemed amounts are net of redemption fees imposed by the Fund of $11 and $4 for Class A and Class C shares, respectively. There were no redemption fees imposed for Class T shares.

(3)

INVESTMENT TRANSACTIONS

For the year ended November 30, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 141,632,617	$ 125,017,038
Growth Fund	110,054,807	92,011,280
Alternative Fund	176,498,844	115,191,664

There were no government securities purchased or sold during the year.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the Balanced Fund, 0.80% of the Growth Fund and 0.80% of the Alternative Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the year ended November 30, 2011, management fees incurred by the Funds as well as amounts due to or from the Manager at November 30, 2011 were as follows:

	Year Ended November 30, 2011
Fund	Management Fees	Due to Manager at November 30,2011
Balanced Fund	$ 401,511	$ 34,763
Growth Fund	361,045	28,953
Alternative Fund	789,792	147,095

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.90% of the Balanced Fund's average daily net assets; and at 1.20% of the Growth Fund’s and the Alternative Fund’s average daily net assets through October 31, 2012.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the year ended November 30, 2011, the Manager waived management fees and recouped expenses as follows:

	Management	Expenses
Fund	Fees Waived	Recouped
Balanced Fund	$ 57,179	$ -
Growth Fund	103,575	-
Alternative Fund	-	1,066

As of November 30, 2011, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2014	November 30, 2013	June 30, 2013	June 30, 2012
Balanced Fund	$ 57,179	$ 34,824	$ 67,330	$ 44,377
Growth Fund	103,575	39,807	78,987	45,565
Alternative Fund	-	45,767	48,939	-

Effective December 1, 2010, the Trust has entered into a Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Funds, each Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the year ended November 30, 2011, such fees incurred by the Funds as well as amounts owed by the Funds at November 30, 2011 were as follows:

	Year Ended November 30, 2011
Fund	Management Services Fees	Due at November 30, 2011
Balanced Fund	$ 85,009	$ 9,216
Growth Fund	50,118	5,587
Alternative Fund	97,529	15,005

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC ("Matrix"), formerly known as Matrix Capital Group, Inc.  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  Effective December 1, 2010, for Matrix’s services to the Funds, the Funds pay Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  Effective May 1, 2011, the base fee was increased to $25,800 annually.  For the year ended November 30, 2011, service fees incurred by the Funds as well as amounts owed by the Funds at November 30, 2011 were as follows:

	Year Ended November 30, 2011
Fund	Service Fees	Due at November 30, 2011
Balanced Fund	$ 138,724	$ 15,283
Growth Fund	99,387	11,515
Alternative Fund	149,474	17,879

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Funds.  For these services Matrix will receive a $12,000 per year base fee per Fund.  For the year ended November 30, 2011, compliance fees incurred by the Funds as well as amounts owed by the Funds at November 30, 2011 were as follows:

	Year Ended November 30, 2011
Fund	Compliance Fees	Due at November 30, 2011
Balanced Fund	$ 12,000	$ 1,000
Growth Fund	12,000	1,000
Alternative Fund	12,000	1,000

Matrix also acts as Distributor of the Funds’ shares.  Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.  For the year ended November 30, 2011, Matrix received no commissions from the sale of Class A shares and Class T shares.

Certain officers of the Funds are officers and/or employees of Matrix.

 COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  For the year ended November 30, 2011, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 134,281	$ 158,728	$ 53,585
Growth Fund	93,062	59,020	10,020
Alternative Fund	223,008	84,377	5,415

For the year ended November 30, 2011, Compass received $97,273, $43,326 and $146,878 from the Balanced Fund, Growth Fund and Alternative Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments and futures positions at November 30, 2011 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Balanced Fund	$ 107,914,892	$ 871,836	$ (1,474,913)	$ (603,077)
Growth Fund	62,858,120	674,852	(1,595,576)	(920,724)
Alternative Fund	204,441,652	994,979	(4,384,769)	(3,389,790)
CEMPMAB Fund Ltd.	7,362,723	10,917	(102,732)	(91,815)
CEMPMAG Fund Ltd.	9,656,465	16,800	(141,725)	(124,925)
CEMPAS Fund Ltd.	41,329,916	56,908	(495,566)	(438,658)

The differences between book basis and tax-basis net unrealized appreciation at November 30, 2011 for each Fund are attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of November 30, 2011, the Funds’ most recent fiscal year, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed	Undistributed		Post-October	Total
	Appreciation	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Fund	(Depreciation)	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
Balanced Fund	$ (603,077)	$ 1,371,231	$ 1,538,625	$ -	$ (3,271)	$ 2,303,508
Growth Fund	(920,724)	-	-	-	(4,267)	(924,991)
Alternative Fund	(3,389,790)	-	-	(4,445,052)	(13,417)	(7,848,259)
CEMPMAB Fund Ltd.	(91,815)	14,561	-	(877,938)	-	(955,192)
CEMPMAG Fund Ltd.	(124,925)	20,658	-	(1,312,250)	-	(1,416,517)
CEMPAS Fund Ltd.	(438,658)	60,289	-	(3,064,959)	-	(3,443,328)

The undistributed ordinary income, capital gains, and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the November 30, 2011 statements of assets and liabilities due to differing book/tax treatment of flow through income, short-term capital gains, mark-to-market adjustments on section 1256 contracts and certain temporary book/tax differences due to the tax deferral of post-October losses, CFC loss deferrals and wash sales.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(5)

TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses and utilized prior post-October losses as indicated in the chart below.

As of November 30, 2011, the capital loss carryforwards and post-October losses for the Funds were as follows:

	Capital Loss Carryforwards Expiring		Post-October Losses
Fund	2016	2018	2019	Total	Deferred	Utilized
Balanced Fund	$ -	$ -	$ -	$ -	$ (3,271)	$ -
Growth Fund	-	-	-	-	(4,267)	-
Alternative Fund	-	(7,027)	(4,438,025)	(4,445,052)	(13,417)	-
CEMPMAB Fund Ltd.	(877,938)	-	-	(877,938)	-	-
CEMPMAG Fund Ltd.	(1,312,250)	-	-	(1,312,250)	-	-
CEMPAS Fund Ltd.	(3,064,959)	-	-	(3,064,959)	-	-

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the year ended November 30, 2011were as follows:

Fund	Return of Capital	Ordinary Income	Long-Term Capital Gain
Balanced Fund	$ -	$ 2,414,913	$ 357,950
Growth Fund	25,583	867,126	569,472
Alternative Fund	390,999	-	-

The tax character of dividends paid during the five month period ended November 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund	$ 54,199

The tax character of dividends paid during the year ended June 30, 2010 were as follows:

Fund	Ordinary Income
Balanced Fund	$ 352,948
Growth Fund	45,482

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in their capital accounts.  These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of November 30, 2011, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

Capital Paid
	Accumulated	Accumulated	in on Shares
	Net Investment	Net Realized	of Beneficial
Fund	Income	Gain (Loss)	Interest
Balanced Fund	$ 4,699	$ (4,699)	$ -
Growth Fund	90,969	111,092	(202,061)
Alternative Fund	249,227	51,720	(300,947)
CEMPMAB Fund Ltd.	-	-	-
CEMPMAG Fund Ltd.	-	-	-
CEMPAS Fund Ltd.	-	-	-

(6)

UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of November 30, 2011, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Charles Schwab & Co., Inc., Special Custody

    Account for the Exclusive Benefits of Customers

Growth Fund Class A

29.18%

Gerlach & Co., LLC FBO A/C

Growth Fund Class A

26.89%

LPL Financial, Inc.

Growth Fund Class C

46.78%

LPL Financial, Inc.

Balanced Fund Class C

35.60%

First Clearing, LLC

Alternative Fund Class A

32.34%

Charles Schwab & Co., Inc., Special Custody

    Account for the Exclusive Benefits of Customers

Alternative Fund Class A

25.77%

First Clearing, LLC

Alternative Fund Class C

36.26%

LPL Financial, Inc.

Alternative Fund Class C

31.73%

(8)

SUBSEQUENT EVENTS

The statement of assets and liabilities of each Fund includes a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA).  During the period from December 1, 2011 through February 6, 2012, the following amounts were collected for the MFGlobal receivables, $1,118,588, $1,125,538 and $3,761,367 for the Balanced Fund, Growth Fund and Alternative Fund, respectively.  The amounts collected represent approximately 32.19%, 33.46% and 31.65% of the total receivable previously reported for the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Due to these collections and the closing of certain open futures positions with MFGI subsequent to November 30, 2011, as of February 7, 2012, the receivable balances due from MFGI are $2,419,215, $2,333,559 and $8,444,131 for the Balanced Fund, Growth Fund and Alternative Fund, respectively.  The Funds continue to value the balance of the receivable at 100%, and the pricing committee continues to monitor the appropriateness of the valuation.  The valuation is based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  However, the amount that is ultimately collected by the Funds from MFGI is unknown, may be less that the amounts currently reflected in each Fund’s net asset value, and these differences may be material.  Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

(9)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2011

                               ANNUAL REPORT

(10)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

(11)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of their assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”).  The Funds may redeem their investments from Fidelity at any time if the Manager determines that it is in the best interest of the Funds and their shareholders.  The performance of the Funds may be directly affected by the performance of Fidelity.  As of November 30, 2011, the percentages of the Funds’ net assets invested in Fidelity were 37.51%, 38.79% and 60.32% by the Balanced Fund, Growth Fund and Alternative Fund, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Mutual Fund Series Trust

and the Shareholders of the Compass EMP Multi-Asset Balanced Fund,

the Compass EMP Multi-Asset Growth Fund and the Compass EMP

Alternative Strategies Fund

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Multi-Asset Growth Fund, each a series of shares of beneficial interest of the Mutual Fund Series Trust, as of November 30, 2011, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for the year then ended, the statements of changes in net assets for the five month period ended November 30, 2010 and for the year ended June 30, 2010, the consolidated financial highlights for the year then ended and the financial highlights for the five month period ended November 30, 2010, the year and period ended June 30, 2010, and the period from December 31, 2008 (commencement of operations) to June 30, 2009.  We have also audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the Compass EMP Alternative Strategies Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust, as of November 30, 2011, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets and consolidated financial highlights for the year then ended and the statements of changes in net assets and financial highlights for the five month period ended November 30, 2010, and the period from December 30, 2009 (commencement of operations) to June 30 2010.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, as of November 30, 2011, the results of their consolidated operations, the changes in their consolidated net assets and their consolidated financial highlights for the year then ended and their changes in net assets and financial highlights for each of the periods through November 30, 2010, as presented, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 1, the financial statements include receivables from MF Global, Inc. valued at $3,475,127 (3.14% of net assets), $3,363,985 (5.16% of net assets), and $11,885,579 (5.54% percent of net assets) for the Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, respectively, whose fair values have been estimated under procedures established by the Funds’ Board of Trustees, in the absence of readily ascertainable market values. These estimated values may differ significantly from the amounts that may be ultimately collected by the Funds on the receivables, and the differences could be material.

BBD, LLP

Philadelphia, Pennsylvania

February 7, 2012

COMPASS EMP MUTUAL FUNDS

ANNUAL REPORT

Additional Information – November 30, 2011 (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

No later than August 29 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-944-4367; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Approval of  a New Management Agreement for the Compass Multi-Asset Balanced Fund, Compass Multi-Asset Growth Fund and Compass Alternative Strategies Fund

At a meeting of the Board of Trustees on September 20, 2011, the Board, including the Independent Trustees, deliberated whether to approve a new Management Agreement with Compass (the “New Management Agreement”).  In determining to approve the New Management Agreement, the Trustees considered written materials provided by Compass (the “Report”) that had been provided to the Board prior to the meeting.  The Report included Compass’s responses to a series of questions regarding, among other things, the past investment performance of the Funds for periods ended July 31, 2011, Compass’s services to the Funds, comparative fee and expense information, and Compass’s profitability from managing the Funds.  The Trustees also reviewed a memorandum to the Board from Compass explaining the need to increase its management fees. The Trustees noted that Compass is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Funds.  The Trustees did note, however, that Compass receives the benefit of 12b-1 fees.  The Trustees also spoke via telephone with a representative of Compass to discuss the Funds' performance and investment strategies. The following summarizes the Trustees’ review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services.  As to the nature, extent and quality of the services provided by Compass to the Funds, the Trustees reviewed Compass’ Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Compass.  The Board considered Compass’ duties under the terms of the Initial Management Agreement, and noted that the terms of the New Management Agreement would be materially identical to the Initial Management Agreement, except for the management fees and dates.  The Trustees noted that Compass had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.

The Trustees considered the investment experience of the portfolio manager for the Funds, as well as the quality of the administrative services provided by Compass.  The Trustees noted that Compass has been Compass to the Funds since their inception, and that the Funds’ portfolio manager would continue to be the portfolio manager under the New Management Agreement.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services that Compass is expected to provide under the New Management Agreement and that Compass has provided under the Initial Management Agreement.

 Performance.  As to the Funds’ performance, the Board referred to the report from Compass, which contained Morningstar performance returns as of July 31, 2011 for Class A shares of each Fund, as well as comparative data with each Fund’s respective peer group.

With respect to the Compass Balanced Fund, the Board noted that the Fund had outperformed the Barclays Fund-of-Funds Index for the 3-month, 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods but that the Fund’s volatility was substantially less than that of the S&P 500 for the same periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Conservative Asset Allocation category.

With respect to the Compass Growth Fund, the Board noted that while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Aggressive Asset Allocation category.

With respect to the Compass Alternative Fund, the Board noted that while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for the year-to-date, 1-year and since inception periods was greater than that of the median for its peer group, funds in the Morningstar Alternative/Multi-Alternative category. The Board also noted that the Fund had been in operation less than 2 years, which was a relatively short period by which to judge the adviser’s performance.  As a result of its reviews of the Funds’ performance, the Board concluded that the performance of the Funds was acceptable.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fees paid by each Fund and compared them to management fees paid by a peer group of Funds selected by Compass.  The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group and the applicable Morningstar categories.

With respect to the Compass Balanced Fund, the Board noted that the Fund’s proposed management fee of 0.75% was below the average for its peer funds in the Morningstar Conservative Asset Allocation category and in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s proposed Expense Limit of 1.00% was below the average for its peer funds in both categories and below the overall averages for each of those categories.

With respect to the Compass Growth Fund, the Board noted that the Fund’s proposed management fee of 1.05% was slightly above the average for its peer funds in the Morningstar Aggressive Asset Allocation category and below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s proposed Expense Limit of 1.30% was above the average for its peer funds in the Morningstar Aggressive Asset Allocation category, but in line with the overall average for the funds in that category.  The Board further noted that the Fund’s proposed Expense Limit was significantly below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category and for the funds in that category overall.

With respect to the Compass Alternative Fund, the Board noted that the Fund’s proposed management fee of 1.05% was below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s proposed Expense Limit of 1.30% was significantly below the average for its peer funds in that category and for the funds in that category overall.

The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services each Fund receives from Compass and the level of fees paid by funds in each peer group.

Profitability.

As to the costs of the services to be provided and the profits to be realized by Compass, the Trustees reviewed Compass’ analysis of its profitability and its financial condition, and noted that Compass is participating in expense cap arrangements.  The Board noted that Compass’ profitability for the year-to-date period as of July 31, 2011, as reported by Compass, was negative.  Based on their review, the Trustees concluded that they were satisfied that Compass’ level of profitability from its relationship with the Funds was not excessive.

Economies of Scale. As to economies of scale, the Trustees noted that the New Management Agreement would not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Compass to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where Compass could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at this time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

 Conclusion.  Having requested and received such information from Compass as the Board believed to be reasonably necessary to evaluate the terms of the New Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the proposed New Management Agreement is in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.

Board Deliberations Regarding Renewal of the Compass Multi-Asset Balanced Fund, Compass Multi-Asset Growth Fund and Compass Alternative Strategies Fund Management Agreement

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a “Fund” and collectively, the “Funds”), and Compass Efficient Model Portfolios, LLC (the “Compass”) at a meeting of the Board of Trustees held on November 29, 2011.  As described above, the Board had previously approved a New Management Agreement between the Trust, on behalf of the Funds, and Compass at its meeting on September 20, 2011, subject to shareholder approval.  However, because the existing Management Agreement would expire prior to receiving shareholder approval of the New Management Agreement, Compass requested that the Board renew the existing Management Agreement for an additional year.

In connection with their deliberations, the Board reviewed materials prepared by Compass with respect to the Funds, including the Report provided to the Board in connection with its September 20, 2011 meeting.  The Trustees noted that Compass is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Funds.  The Trustees did note, however, that Compass receives the benefit of 12b-1 fees.

Nature, Extent and Quality of Services.  As to the nature, extent and quality of the services provided by Compass to the Funds, the Trustees noted that they had recently reviewed Compass’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Compass.  The Trustees noted that Compass had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Funds’ investment policies and limitations, as well as federal securities laws.  The Board then noted that it had reviewed financial information for Compass.  The Trustees considered the investment experience of the portfolio manager for the Funds, as well as the quality of the administrative services provided by Compass.  The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

 Performance.  As to the Funds’ performance, the Board referred to the Report from Compass, which contained Morningstar performance returns as of July 31, 2011 for Class A shares of each Fund, as well as comparative data with each Fund’s respective peer group.  The Board also considered performance information for the period ended September 30, 2011, which was provided to the Board prior to the meeting.

With respect to the Compass Balanced Fund, the Board noted that, for the period ended July 31, 2011, the Fund had outperformed the Barclays Fund-of-Funds Index for the 3-month, 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods but that the Fund’s volatility was substantially less than that of the S&P 500 for the same periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Conservative Asset Allocation category.

With respect to the Compass Growth Fund, the Board noted that, for the period ended July 31, 2011, while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for those periods was less than that of the median for its peer group, funds in the Morningstar Aggressive Asset Allocation category.

With respect to the Compass Alternative Fund, the Board noted that, for the period ended July 31, 2011, while the Fund had underperformed the Barclays Hedge Fund Index for the 3-month period, it outperformed it for the 1-year and since inception periods.  The Board also noted that the Fund had underperformed the S&P 500 for each of those periods.  The Board also noted that the Fund’s performance for the year-to-date, 1-year and since inception periods was greater than that of the median for its peer group, funds in the Morningstar Alternative/Multi-Alternative category. The Board also noted that the Fund had been in operation less than 2 years, which was a relatively short period by which to judge the adviser’s performance.

The Board further noted that for the period ended September 30, 2011, Class A shares of the Compass Balanced Fund and Compass Alternative Fund had outperformed the S&P 500 for the three-month, year-to-date, one-year and since inception periods.  The Board also noted that for the period ended September 30, 2011, Class A shares of the Compass Growth Fund had outperformed the S&P 500 for the three-month and year-to-date periods, but underperformed for the one-year, two-year and since inception periods.  As a result of its reviews of the Funds’ performance, the Board concluded that the performance of the Funds was acceptable.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fees paid by each Fund and compared them to management fees paid by a peer group of Funds selected by Compass.  The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group and the applicable Morningstar categories.

With respect to the Compass Balanced Fund, the Board noted that the Fund pays Compass a management fee of 0.50%, which was below the average for the Fund’s peer funds in the Morningstar Conservative Asset Allocation category and in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s expense ratio was below the average for its peer funds in both categories and below the overall averages for each of those categories.

With respect to the Compass Growth Fund, the Board noted that the Fund pays Compass a management fee of 0.80%, which was slightly above the average for its peer funds in the Morningstar Aggressive Asset Allocation category and below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s expense ratio was below the averages for its peer funds in the Morningstar Aggressive Asset Allocation category and the overall average for the funds in that category.  The Board further noted that the Fund’s expense ratio was significantly below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category and for the funds in that category overall.

With respect to the Compass Alternative Fund, the Board noted that the Fund pays Compass a management fee of 0.80%, which was below the average for its peer funds in the Morningstar Alternative/Multi-Alternative category.  The Board also noted that the Fund’s expense ratio was significantly below the average for its peer funds in that category and for the funds in that category overall.

The Trustees concluded that each Fund’s management fee was acceptable in light of the quality of services each Fund receives from Compass and the level of fees paid by funds in each peer group.

Profitability.

As to the costs of the services to be provided and the profits to be realized by Compass, the Trustees reviewed Compass’ analysis of its profitability and its financial condition, and noted that Compass is participating in expense cap arrangements.  The Board noted that Compass’ profitability for the year-to-date period as of July 31, 2011, as reported by Compass, was negative.  Based on their review, the Trustees concluded that they were satisfied that Compass’ level of profitability from its relationship with the Funds was not excessive.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Compass to share its economies of scale with the Funds, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Funds had not yet reached asset levels where Compass could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at this time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

 Conclusion.  Having requested and received such information from Compass as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the renewal of the Management Agreement is in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the renewal of the Management Agreement and voted to recommend it to shareholders for approval.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	24	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	24	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	24	None
Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006.	24	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A
* Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of ten series of the Trust.
TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2/2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting at the discretion of the Chairman.  The Chairman of the Trust’s audit committee receives an additional quarterly fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal period ended November 30, 2011.

Name of Trustee[1]	Aggregate Compensation From the Compass EMP Multi-Asset Balanced Fund	Aggregate Compensation From the Compass EMP Multi-Asset Growth Fund	Aggregate Compensation From the Compass EMP Alternative Strategies Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Compass EMP Funds to Trustees[2]
Independent Trustees
Tobais Caldwell	$1,040	$1,041	$1,041	Not Applicable	Not Applicable	$3,122
Tiberiu Weisz	$ 903	$ 903	$ 902	Not Applicable	Not Applicable	$2,708
Bert Pariser	$ 903	$ 902	$ 903	Not Applicable	Not Applicable	$2,708
Interested Trustees
Jerry Szilagyi	None	None	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the twenty-four portfolios of the Trust.

2 Figures are for the period from December 1, 2010 through November 30, 2011.

Compass EMP Mutual Funds

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN  37027

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South Street

17th Floor

Columbus, OH 43215

CUSTODIAN BANK

U.S. Bank N.A.

425 Walnut Street

Columbus, OH  45202

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series

11/30/2011       11/30/2010

Compass EMP Multi-Asset Balanced Fund

$12,500.

$11,000

Compass EMP Multi-Asset Growth Fund

$12,500.

$11,000.

Compass EMP Alternative Strategies Fund

$12,500

$11,000.

(b)

Audit-related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series

11/30/2011       11/30/2010

Compass EMP Multi-Asset Balanced Fund

$ 3,500.

$ 2,000.

Compass EMP Multi-Asset Growth Fund

$ 3,500.

$ 2,000.

Compass EMP Alternative Strategies Fund

$ 3,500.

$ 2,000.

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2011 and November 2010 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2011 and November 30, 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

/s/ Christopher F. Anci

By Christopher F. Anci	______________________________
President,
Date: February 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher F. Anci

By Christopher F. Anci	________________________________
President
Date: February 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David F. Ganley

By David F. Ganley	___________________________________
Treasurer
Date: February 14,2012